DEBT AND CAPITAL LEASES (Details 5) (USD $) Share data in Millions, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended
	Nov. 30, 2010	Dec. 31, 2011	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011	Nov. 30, 2010 HiMEDS units	Jan. 01, 2011 HiMEDS units	May 31, 2010 Senior notes due 2020 at 5.375%	Jul. 03, 2010 Senior notes due 2020 at 5.375%	Apr. 30, 2010 Senior notes due 2020 at 5.375%
Long Term Debt
Common Stock, Shares issued						2.1
Carrying value of HiMEDS units						$ 109,000,000
Repayment of term loan credit facility								325,000,000
Senior notes issued										250,000,000
Interest rate of senior notes										5.375%
Proceeds, net of underwriting discounts and offering expenses								248,000,000
Interest costs capitalized			3,300,000	4,800,000	3,900,000
Interest costs			76,100,000	75,800,000	80,200,000
Fair value of debt		1,220,000,000	1,310,000,000	1,220,000,000
Loss from debt extinguishments		700,000		700,000	4,000,000		2,800,000		(1,200,000)
Extinguishment of Senior Notes	$ 109,000,000